Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Real Estate Investment ETF	Nov. 29, 2023
Fidelity Real Estate Investment ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(24.83%)
Since Inception	2.69%	[1]
Fidelity Real Estate Investment ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.42%)
Since Inception	1.93%	[1]
Fidelity Real Estate Investment ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.51%)
Since Inception	1.89%	[1]
IXW9P
Average Annual Return:
Past 1 year	(26.12%)
Since Inception	0.46%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	1.74%	[1]

[1]	AFrom February 2, 2021.